RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 5,929	$ 4,849	$ 5,163
Income from equity accounted investments	(121)	826	1,020
Interest expense on debt obligations	4,823	2,683	2,593
General and administrative expense	1,404	930	924
Related parties
Disclosure of transactions between related parties [line items]
Commercial property revenue	57	53	35
Management fee income	163	92	42
Income from equity accounted investments	0	(22)	26
Interest expense on debt obligations	116	20	24
Capital calls, net funded by BNRE	69	0	0
General and administrative expense	345	327	271
Construction costs	(66)	(68)	132
Return of capital distributions on Brookfield Corporation’s interest in Canholdco	0	118	176
Distributions on Brookfield Corporation’s interest in Canholdco	49	113	369
Incentive fees	$ 22	$ 45	$ 35